(As filed copy)
                                                              Form 4-2
                               (Translation)

COVER PAGE

Filing Document:                               AMENDMENT TO SECURITIES
                                               REGISTRATION STATEMENT
                                               (for NAV Sale)

This Amendment to Securities                   Director-General of
Registration Statement is Filed with:          Kanto Local
                                               Finance Bureau

Filing Date:                                   October 29, 2004

Name of the Registrant:                        PUTNAM HIGH YIELD
                                               ADVANTAGE FUND

Name and Official Title of                     Charles E. Porter
Representative of Trustees:                    Executive Vice President,
                                               Associate Treasurer and
                                               Principal Executive
                                               Officer

Address of Principal Office:                   One Post Office Square
                                               Boston, Massachusetts 02109
                                               U. S. A.

Name and Title of Attorney-in-fact:            Akihiro Wani
                                               Attorney-at-Law

Address or Location of Attorney-in-fact:       Mitsui, Yasuda & Wani
                                               Akasaka 2.14 Plaza Bldg.
                                               14-32, Akasaka 2-chome
                                               Minato-ku, Tokyo 107-0052, Japan

Name of Liaison Contact:                       Akihiro Wani
                                               Attorney-at-Law

Place of Liaison Contact:                      Mitsui, Yasuda & Wani
                                               Akasaka 2.14 Plaza Bldg.
                                               14-32, Akasaka 2-chome
                                               Minato-ku, Tokyo 107-0052, Japan

Phone Number:                                  03-3224-0020

Name of the Fund Making Public Offering        PUTNAM HIGH YIELD ADVANTAGE FUND
or Sale of Foreign Investment Fund
Securities:

Type and Aggregate Amount of Foreign           Up to 300 million Class M Shares
Investment Fund Securities to be               Up to the total amount obtained
Publicly Offered or Sold:                      by aggregating the respective
                                               net asset value per Class M
                                               Share in respect of 300 million
                                               Class M Shares (The
                                               maximum amount expected to be
                                               sold is 1,806 million U.S.
                                               dollars ([YEN] 198,082 million)

Note 1: U.S.$amount is translated into Japanese Yen at the rate of U.S.$l.00= [YEN] 109.68 the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on October 15, 2004.

Note 2: The maximum amount expected to be sold is an amount calculated by multiplying the net asset value per Class M Share as of the end of February, 2004 (U.S.$6.02) by 300 million Class M Shares for convenience.

Places where a copy of this Amendment to       Not applicable.
Securities Registration Statement is available for Public Inspection:

I. REASON FOR FILING THIS AMENDMENT TO SECURITIES REGISTRATION STATEMENT:

This statement amends and updates the relevant information of the Securities Registration Statement ("Original SRS") filed on May 7, 2004 (as amended on August 30, 2004) due to a partial amendment to the management structure of the Fund.

The exchange rates used in this statement to translate the amended amounts of foreign currencies are different from those used before these amendments, as the latest exchange rates are used in this statement.

II. CONTENTS OF THE AMENDMENTS:

PART II.    INFORMATION    CONCERNING     THE     FUND

            (page 5 of the Original SRS)

I. DESCRIPTION OF THE FUND

2. INVESTMENT POLICY

(3) Structure of the Management

[Before Amendment]

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

The Fund is managed by Investment Management Company's Core Fixed-Income High Yield Team, which is responsible for the day-to-day management of the Fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the Fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

-------------------------------------------------------------------------------
Portfolio leader              Since       Experience
-------------------------------------------------------------------------------
Stephen C. Peacher            2002        1990 - Present    Putnam Management
-------------------------------------------------------------------------------
Portfolio members             Since       Experience
-------------------------------------------------------------------------------
Norman P. Boucher             2002        1998 - Present    Putnam Management
-------------------------------------------------------------------------------
Paul D. Scanlon               2002        1999 - Present    Putnam Management
                                          Prior to          Olympus Health Care
                                          Sept. 1999        Group, Inc.
-------------------------------------------------------------------------------
Rosemary H. Thomsen           1996        1986 - Present    Putnam Management
                                          (Omitted)
-------------------------------------------------------------------------------

[After Amendment]

The investment performance and portfolio of the Fund is overseen by its Board of Trustees, a majority of whom are not affiliated with Investment Management Company. The Trustees meet 11 times a year and review the performance of each fund with its manager at least quarterly.

The Investment Management Company has retained its affiliate, Putnam Investments Limited ("PIL"), to manage a separate portion of the assets of the Fund as determined by the Investment Management Company from time to time. Subject to the supervision of the Investment Management Company, PIL is responsible for making investment decisions for the portion of the assets of the Fund that it manages.

PIL provides a full range of international investment advisory services to institutional and retail clients. PIL's address is Cassini House, 57-59 St James's Street, London, England, SW1A 1LD.

The Investment Management Company's and PIL's investment professionals are organized into investment management teams, with a particular team dedicated to a specific asset class. The members of the Core
Fixed-Income High Yield Team are responsible for the day-to-day management of the Fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the Fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

------------------------------------------------------------------------------
Portfolio leader              Since       Experience
------------------------------------------------------------------------------
Stephen C. Peacher            2002        1990 - Present    Putnam Management
------------------------------------------------------------------------------
Portfolio members             Since       Experience
------------------------------------------------------------------------------
Paul D. Scanlon               2002        1999 - Present    Putnam Management
                                          Prior to
                                          Sept. 1999        Olympus Health
                                                            Care Group, Inc.
------------------------------------------------------------------------------
Rosemary H. Thomsen           1996        1986 - Present    Putnam Management
------------------------------------------------------------------------------

                            (Omitted)

4. HANDLING FEES, ETC. AND TAXES

(3) Management Fee, etc.:

A. Management and Agent Securities Company Fees:

[Before Amendment]

Under a Management Contract dated March 20, 1997, the Fund pays a quarterly fee to Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter. For the past three fiscal years, pursuant to the Management Contract, the Fund incurred the following fees:

                            (Omitted)

[After Amendment]

Under a Management Contract dated March 20, 1997, the Fund pays a quarterly fee to the Investment Management Company based on the average net assets of the Fund, as determined at the close of each business day during the quarter, at the annual rate of 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% of any excess thereafter.

The Investment Management Company (and not the fund) pays a quarterly sub-management fee to Putnam Investments Limited ("PIL") for its services at the annual rate of 0.40% of the average aggregate net asset value of the portion of the assets of the Fund that may be managed by PIL from time to time.

For the past three fiscal years, pursuant to the Management Contract, the Fund incurred the following fees:

                            (Omitted)